May 13, 2005
GENERAL MUNICIPAL MONEY MARKET FUND GENERAL TREASURY PRIME MONEY MARKET FUND CLASS X SHARES
Supplement to Prospectus dated April 1, 2005

     Effective May 11, 2005, the Board of Directors of the above-referenced Funds approved the termination of Class X shares of such Funds. Accordingly, effective May 13, 2005, Class X shares will no longer be offered by the Funds.

May 13, 2005
GENERAL MUNICIPAL MONEY MARKET FUND GENERAL TREASURY PRIME MONEY MARKET FUND CLASS X SHARES
Supplement to Statement of Additional Information dated April 1, 2005

Effective May 11, 2005, the Board of Directors of the above-referenced Funds approved the termination of Class X shares of such Funds. Accordingly, effective May 13, 2005, Class X shares will no longer be offered by the Funds.